BASIC AND DILUTED NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Income (Loss) per Share

	Year ended December 31,
	2018	2019	2020
Numerator:

Net income (loss) available to shareholders of ordinary shares	$47,072	$63,064	$(5,758)

Denominator:
Shares used in computing basic net income (loss) per ordinary shares	36,174,316	37,586,387	38,628,770

	Year ended December 31,
	2018	2019	2020
Numerator:

Net income (loss) available to shareholders of ordinary shares	$47,072	$63,064	$(5,758)

Denominator:
Shares used in computing diluted net income (loss) per ordinary shares	37,065,727	38,890,108	38,628,770